Off balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2021
Off balance sheet commitments and lease contracts
Schedule of off balance sheet commitments and lease contracts

	Maturity and installments
As of December 31, 2021		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,311	–	16,811	23,500
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,073	5,073	–	–
Lease obligations (Note 13.2)	9,034	1,390	3,321	4,323
Asset retirement obligations (Note 12)	14,976	610	1,751	12,615
Contractual obligations recorded in the balance sheet	69,394	7,073	21,883	40,438
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,679	689	543	447
Purchase obligations	136,032	13,333	36,174	86,525
Contractual obligations not recorded in the balance sheet	137,711	14,022	36,717	86,972
TOTAL OF CONTRACTUAL OBLIGATIONS	207,105	21,095	58,600	127,410
Guarantees given to customs authorities	2,236	2,122	50	64
Guarantees given on borrowings	20,428	595	3,734	16,099
Guarantees related to sales of businesses	316	163	–	153
Guarantees of current liabilities	70	69	1	–
Guarantees to customers / suppliers	23,494	3,093	4,376	16,025
Letters of credit	2,993	2,869	122	2
Other operating commitments	21,138	3,058	1,594	16,486
TOTAL OF OTHER COMMITMENTS GIVEN	70,675	11,969	9,877	48,829
Assets received as collateral (security interests)	62	37	16	9
Sales obligations	92,555	7,565	33,271	51,719
Other commitments received	22,326	17,285	1,755	3,286
TOTAL OF COMMITMENTS RECEIVED	114,943	24,887	35,042	55,014
Of which commitments given relating to joint ventures	33,373	253	7,353	25,767
Of which commitments given relating to associates	34,491	727	9,110	24,654

	Maturity and installments
As of December 31, 2020		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	48,705	–	22,745	25,960
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,674	4,674	–	–
Lease obligations (Note 13.2)	8,943	1,207	3,178	4,558
Asset retirement obligations (Note 12)	15,368	463	1,840	13,065
Contractual obligations recorded in the balance sheet	77,690	6,344	27,763	43,583
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,745	704	626	415
Purchase obligations	143,177	11,719	39,126	92,332
Contractual obligations not recorded in the balance sheet	144,922	12,423	39,752	92,747
TOTAL OF CONTRACTUAL OBLIGATIONS	222,612	18,767	67,515	136,330
Guarantees given to customs authorities	2,312	2,189	60	63
Guarantees given on borrowings	14,164	746	3,660	9,758
Guarantees related to sales of businesses	333	179	–	154
Guarantees of current liabilities	147	68	56	23
Guarantees to customers / suppliers	19,182	2,603	1,853	14,726
Letters of credit	2,432	2,297	135	–
Other operating commitments	23,879	3,224	3,002	17,653
TOTAL OF OTHER COMMITMENTS GIVEN	62,449	11,306	8,766	42,377
Assets received as collateral (security interests)	77	28	24	25
Sales obligations	80,521	7,001	29,362	44,158
Other commitments received	20,401	15,270	1,474	3,657
TOTAL OF COMMITMENTS RECEIVED	100,999	22,299	30,860	47,840
Of which commitments given relating to joint ventures	34,920	644	7,288	26,988
Of which commitments given relating to associates	51,795	999	8,664	42,132

	Maturity and installments
As of December 31, 2019		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,931	–	19,888	21,043
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,331	5,331	–	–
Lease obligations (Note 13.2)	7,465	1,202	2,883	3,380
Asset retirement obligations (Note 12)	14,492	617	3,153	10,722
Contractual obligations recorded in the balance sheet	68,219	7,150	25,924	35,145
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,077	536	879	662
Purchase obligations	147,516	10,763	38,189	98,564
Contractual obligations not recorded in the balance sheet	149,593	11,299	39,068	99,226
TOTAL OF CONTRACTUAL OBLIGATIONS	217,812	18,449	64,992	134,371
Guarantees given to customs authorities	2,012	1,876	17	119
Guarantees given on borrowings	14,510	306	7,372	6,832
Guarantees related to sales of businesses	331	163	16	152
Guarantees of current liabilities	172	79	60	33
Guarantees to customers / suppliers	12,318	1,435	2,169	8,714
Letters of credit	2,786	2,768	18	–
Other operating commitments	22,055	3,240	1,202	17,613
TOTAL OF OTHER COMMITMENTS GIVEN	54,184	9,867	10,854	33,463
Assets received as collateral (security interests)	85	23	37	25
Sales obligations	93,441	7,135	31,330	54,976
Other commitments received	22,358	16,845	1,705	3,808
TOTAL OF COMMITMENTS RECEIVED	115,884	24,003	33,072	58,809
Of which commitments given relating to joint ventures	39,055	461	11,822	26,772
Of which commitments given relating to associates	31,465	913	8,381	22,171

Schedule of impact on fixed assets due to adoption of IFRS 16

(M$)
Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
TOTAL	5,698

Schedule of future minimum lease payments on leases

For the year ended December 31, 2021		Leases recorded in
(M$)	Exempted contracts	balance sheet
2022	689	1,835
2023	194	1,347
2024	136	1,199
2025	111	1,097
2026	102	1,021
2027 and beyond	447	6,017
Total minimum payments	1,679	12,516
Less financial expenses		(3,482)
Nominal value of contracts		9,034
Less current portion of lease contracts (note 15)		(1,390)
Non-current lease liabilities		7,644

For the year ended December 31, 2020		Leases recorded in
(M$)	Exempted contracts	balance sheet
2021	704	1,659
2022	252	1,366
2023	159	1,117
2024	118	1,022
2025	97	964
2026 and beyond	415	6,325
Total minimum payments	1,745	12,453
Less financial expenses		(3,510)
Nominal value of contracts		8,943
Less current portion of lease contracts (note 15)		(1,207)
Non-current lease liabilities		7,736

For the year ended December 31, 2019		Leases recorded in
(M$)	Exempted contracts	balance sheet
2020	536	1,586
2021	360	1,228
2022	212	1,019
2023	162	835
2024	145	766
2025 and beyond	662	4,757
Total minimum payments	2,077	10,191
Less financial expenses		(2,726)
Nominal value of contracts		7,465
Less current portion of lease contracts (note 15)		(1,202)
Non-current lease liabilities		6,263